SUMMARY PROSPECTUS
Franklin Equity Income Fund Franklin Investors Securities Trust March 1, 2020

Class A	Class C	Class R	Class R6	Advisor Class
FISEX	FRETX	FREIX	FEIQX	FEIFX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund's prospectus and statement of additional information, both dated March 1, 2020, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Equity Income Fund

Investment Goal

To maximize total return by emphasizing high current income and long-term capital appreciation, consistent with reasonable risk.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 83 in the Fund's Prospectus and under “Buying and Selling Shares” on page 82 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R1	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.15%	0.15%	0.15%	0.07%	0.15%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.87%	1.62%	1.12%	0.54%	0.62%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.02%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement2, [3]	0.86%	1.61%	1.11%	0.52%	0.61%

1. Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class of the Fund do not exceed 0.03% until February 28, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 633	$ 811	$ 1,005	$ 1,563
Class C	$ 264	$ 510	$ 880	$ 1,922
Class R	$ 113	$ 355	$ 616	$ 1,363
Class R6	$ 53	$ 171	$ 300	$ 675
Advisor Class	$ 62	$ 198	$ 345	$ 774
If you do not sell your shares:
Class C	$ 164	$ 510	$ 880	$ 1,922

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.23% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally invests predominantly in common stocks, and the remainder of its assets in other equity-related instruments such as convertible securities and equity-linked notes (ELNs).

The Fund may invest in foreign securities including emerging markets, but does not currently anticipate investing more than 25% of its total assets in securities of issuers domiciled outside the United States.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s investment manager considers to be financially strong, with a focus on "blue chip" companies. The investment manager applies a "bottom-up" approach to investing in individual securities. The investment manager will assess the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, cash flow potential and balance sheet strength. The investment manager also considers a company's price/earnings ratio, return on capital, profit margins and asset value.The Fund’s investment manager considers dividend yield and the opportunity for dividend growth in selecting stocks for the Fund because the investment manager believes that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Blend Style Investing   A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. If other investors fail to recognize the company's value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the Fund's investment manager or may decline even further. With respect to growth stocks, stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when dividend income from investments in stocks decline or when prevailing interest rates fall.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Equity-Linked Notes (ELNs)   Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risks, including the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed-income investment. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Credit   An issuer may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate   Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. The opposite can also be true: the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Increases in interest rates may also have a negative effect on the types of companies in which the Fund normally invests because these companies may find it more difficult to obtain credit to expand, may have more difficulty meeting interest payments or may pay lower dividends due to the higher costs of borrowing.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that reflects the broader equity markets universe.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'10	12.62%
Worst Quarter:	Q3'11	-13.45%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Equity Income Fund - Class A
Return Before Taxes	18.56%	7.74%	10.41%
Return After Taxes on Distributions	17.16%	6.33%	9.26%
Return After Taxes on Distributions and Sale of Fund Shares	11.92%	5.85%	8.36%
Franklin Equity Income Fund - Class C	23.51%	8.15%	10.21%
Franklin Equity Income Fund - Class R	25.22%	8.72%	10.77%
Franklin Equity Income Fund - Class R6	25.85%	9.36%	10.98%[1]
Franklin Equity Income Fund - Advisor Class	25.80%	9.24%	11.32%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)[2]	26.54%	8.29%	11.80%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

1. Since inception May 1, 2013.

2. The Russell 1000 Value Index is replacing the S&P 500 Index as the Fund's primary benchmark. The investment manager believed that the Russell 1000 Value Index more accurately reflects the Fund's investment strategy. The S&P 500 Index will be the Fund's secondary index.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew D. Quinlan   Vice President of Advisers and portfolio manager of the Fund since 2011.

Alan E. Muschott, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

Todd Brighton, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin Templeton Distributors, Inc. One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Equity Income Fund

Investment Company Act file #811-04986
© 2020 Franklin Templeton. All rights reserved.
139 PSUM 03/20	00070378